SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 17: -    SHAREHOLDERS' EQUITY

a.	Share capital:

	December 31,
	2020		2019
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	35,600,088	150,000,000	25,754,297

b.	Changes in share capital:

Share capital issued and outstanding:

	Number of shares	NIS par value
Outstanding on January 1, 2019	25,754,297	515,086

Exercise of options	-	-

Outstanding on December 31, 2019	25,754,297	515,086

Exercise of options	43,438	869

Issuance of ordinary shares	9,802,353	196,047

Outstanding on December 31, 2020	35,600,088	712,002

  Issuance of shares and pre-funded warrants:

1.	On September 2, 2020, the Company issued 5,882,353 ordinary shares in a registered direct offering. Each ordinary share was sold at $1.70 per share resulting in gross proceeds of $10,000.

On November 2, 2020, the Company completed a second registered direct offering with certain institutional investors for the purchase of 3,920,000 ordinary shares at a share price of $2.50 per ordinary share and 883,534 pre-funded warrants with an exercise price of $0.01 per share at price of $2.49 per warrant (see Note 23a.), resulting in gross proceeds of $12,000. According to the agreement, the holder can choose settlement in cash or by exchanging shares for cash. According to the provisions of IAS 32, "Financial Instruments: Presentation", these pre-funded warrants are accounted for as a liability and measured at fair value according to IFRS 9. In January 2021, these pre-funded warrants were exercised.

c.	Rights attached to shares:

The Company’s ordinary shares have voting rights at the general meeting, rights to dividends, rights upon liquidation of the Company and the right to nominate directors in the Company.

d.	Rights attached to pre-funded warrants:

Until the pre-funded warrants are exercised into ordinary shares, there are no rights with respect to the ordinary shares underlying such pre-funded warrants. Upon exercise of the pre-funded warrants into ordinary shares, the holder is entitled to exercise the rights attached to shares only as to matters for which the record date occurs after the exercise date.

e.	Capital management in the Company:

The Company's objectives in managing capital are as follows:

To maintain its ability to ensure the continuity of the business, and thus to generate a return to equity holders, investors and other parties. The Company manages its capital structure and makes adjustments following changes in economic conditions and the risk-nature of its operations. In order to maintain or to adjust the necessary capital structure, the Company takes various steps, such as raising funds by capital issues.

f.	Composition of non-controlling interests in the statement of financial position:

	December 31,
	2020	2019

Balance on January 1,	$10,073	$253

Shares issuance by a subsidiary to a non-controlling interest	-	10,042

Share-based compensation	3,742	764

Exercise of subsidiary options	(156)	-

Benefit to non-controlling interests regarding Share-based compensation	10	17

Loss attributed to non-controlling interests	(2,832)	(1,003)

Balance on December 31,	$10,837	$10,073

Issuance of shares by subsidiary:

1.
On August 6, 2019, Corteva invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included the contribution of all Corteva’s holdings in its wholly owned subsidiary Taxon Biosciences, Inc. along with an amount of $10,000. Upon consummation of the foregoing transactions, Corteva was issued 27.84% of Lavie Bio Ltd.’s equity while Evogene Ltd. holds 72.16% of Lavie Bio Ltd.’s equity. As a result, the Company recorded a share premium and a non-controlling interest in the amounts of $17,406 and $10,042, respectively.

2.
On July 24, 2020, 36,520 options were exercised in AgPlenus Ltd. into its ordinary shares. Upon the exercise of options, the non-controlling interest was issued 1.66% of AgPlenus Ltd.'s equity. As a result, the Company recorded a debit share premium and a non-controlling interest in the amounts of $165 and $156, respectively.